Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Federal deposit insurance coverage		$ 250,000	$ 250,000
Warrants exercisable to purchase			21,070,000
Antidilutive securities excluded from computation of diluted loss per share				0
Deferred offering costs	$ 13,836,086	469,160		$ 469,160
Underwriting discount	4,800,000
Deferred underwriting discount	8,400,000
Other offering costs	636,086
Unrecognized tax benefits		0		0
Accrued for interest and penalties		0		0
Cash equivalents		$ 0		$ 0
Sponsor
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares subject to forfeiture				900,000
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 15,831,036
Underwriting discount			5,520,000
Deferred underwriting discount			9,660,000
Other offering costs			$ 651,036
IPO | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs	13,836,086
Underwriting discount	4,800,000
Deferred underwriting discount	8,400,000
Other offering costs	$ 636,086
Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted loss per share			21,070,000